Summary of Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options Shares
Outstanding at beginning period	579	1,058	1,410
Options forfeited	(257)	(143)
Options exercised	(64)	(336)	(352)
Outstanding at ending period	258	579	1,058
Options vested and expected to vest after ending period	258	579	1,058
Options exercisable at ending period	258
Weighted Average Exercise Price
Outstanding at beginning period	$ 1.47	$ 1.47	$ 1.47
Options forfeited	1.47	1.47
Options exercised	1.47	1.47	1.46
Outstanding at ending period	1.47	1.47	$ 1.47
Options vested and expected to vest after ending period	1.47	1.47
Options exercisable at ending period	1.47
Options vested and expected to vest after ending period	$ 1.47	$ 1.47
Weighted Average Remaining Contractual Life
Outstanding at ending period	3 months	11 months 1 day	1 year 4 months 6 days
Options vested and expected to vest after ending period	3 months	11 months 1 day	1 year 4 months 6 days
Options exercisable at ending period	3 months